UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04719
                                                     ---------

                               The Westwood Funds
                 ---------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                 ---------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                 ---------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                     Date of reporting period: June 30, 2007
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


WESTWOOD MIGHTY MITES(SM) FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)
================================================================================

                                                                       MARKET
   SHARES                                                               VALUE
 ----------                                                           --------

             COMMON STOCKS -- 90.5%
             AGRICULTURE -- 0.4%
        200  J.G. Boswell Co.                                      $    154,500
        120  Limoneira Co.                                               34,980
                                                                   ------------
                                                                        189,480
                                                                   ------------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.2%
        200  Amerityre Corp.+                                               864
     50,000  Earl Scheib Inc.+                                          185,000
     18,000  Midas Inc.+                                                408,060
     27,000  Proliance International Inc.+                               83,700
      1,000  Puradyn Filter Technologies Inc.+                              500
     20,000  Standard Motor Products Inc.                               300,600
                                                                   ------------
                                                                        978,724
                                                                   ------------
             AVIATION: PARTS AND SERVICES -- 1.8%
      8,000  CPI Aerostructures Inc.+                                    66,400
        800  Curtiss-Wright Corp.                                        37,288
      6,200  Kaman Corp.                                                193,378
    240,000  The Fairchild Corp., Cl. A+                                532,800
                                                                   ------------
                                                                        829,866
                                                                   ------------
             BROADCASTING -- 4.2%
     52,000  Acme Communications Inc.                                   260,520
     25,000  Beasley Broadcast Group Inc., Cl. A                        222,500
     45,000  Crown Media Holdings Inc., Cl. A+                          324,000
     25,000  Equity Media Holdings Corp.+                               108,750
     10,000  Fisher Communications Inc.+                                507,900
         25  Granite Broadcasting Corp.+                                    826
     23,000  Gray Television Inc.                                       213,210
      9,000  Salem Communications Corp., Cl. A                           99,810
     40,000  Young Broadcasting Inc., Cl. A+                            147,600
                                                                   ------------
                                                                      1,885,116
                                                                   ------------
             BUILDING AND CONSTRUCTION -- 0.5%
      4,000  Huttig Building Products Inc.+                              30,280
      6,200  The Monarch Cement Co.                                     197,160
                                                                   ------------
                                                                        227,440
                                                                   ------------
             BUSINESS SERVICES -- 4.6%
    150,000  AMICAS Inc.+                                               531,000
     28,000  ANC Rental Corp.+                                                3
     99,000  Edgewater Technology Inc.+                                 780,120
     56,800  Nashua Corp.+                                              612,872
        804  National Stock Yards Co.                                   145,524
     10,000  PubliCARD Inc.+                                                100
        500  StarTek Inc.                                                 5,395
                                                                   ------------
                                                                      2,075,014
                                                                   ------------
             CABLE -- 0.1%
     90,000  Adelphia Communications Corp., Cl. A+                        1,800
      2,500  Outdoor Channel Holdings Inc.+                              28,175
                                                                   ------------
                                                                         29,975
                                                                   ------------
             COMMUNICATIONS EQUIPMENT -- 0.3%
      1,000  Andrew Corp.+                                               14,440
     10,000  Communications Systems Inc.                                111,100
     40,000  ViewCast.com Inc.+                                          16,000
                                                                   ------------
                                                                        141,540
                                                                   ------------
             COMPUTER SOFTWARE AND SERVICES -- 3.2%
     20,000  Furmanite Corp.+                                           154,800
      1,910  Gemalto NV+                                                 44,423
    430,000  Net Perceptions Inc.+                                    1,161,000
        834  Prosoft Learning Corp.+                                          6
    850,000  StorageNetworks Inc. Escrow+ (a)                            25,500
      4,000  Tyler Technologies Inc.+                                    49,640
                                                                   ------------
                                                                      1,435,369
                                                                   ------------
             CONSUMER PRODUCTS -- 3.2%
     68,000  Adams Golf Inc.+                                           138,720
      3,500  American Locker Group Inc.+                                 14,350
      1,000  Ducati Motor Holding SpA, ADR+                              24,458
      5,000  Levcor International Inc.+                                   1,625
      4,500  Marine Products Corp.                                       37,035
      1,000  Marzotto SpA                                                 5,360
        300  National Presto Industries Inc.                             18,702
    175,000  Schiff Nutrition International Inc.+                     1,146,250
     41,530  Syratech Corp.+                                              2,076
      1,500  Valentino Fashion Group SpA                                 70,062
                                                                   ------------
                                                                      1,458,638
                                                                   ------------
             CONSUMER SERVICES -- 0.0%
      1,000  Collectors Universe Inc.                                    15,290
                                                                   ------------
             DIVERSIFIED INDUSTRIAL -- 4.7%
      7,000  Ampco-Pittsburgh Corp.                                     280,630
     25,000  Haulotte Group                                           1,045,544
     62,000  Katy Industries Inc.+                                       80,600
      2,000  Lindsay Corp.                                               88,580
     15,000  Magnetek Inc.+                                              77,250
     11,750  RWC Inc.+                                                   26,437
     35,000  Tech/Ops Sevcon Inc.                                       332,500
        500  The Lamson & Sessions Co.+                                  13,285
     24,000  WHX Corp.+                                                 204,000
                                                                   ------------
                                                                      2,148,826
                                                                   ------------
             EDUCATIONAL SERVICES -- 0.0%
        500  Universal Technical Institute Inc.+                         12,695
                                                                   ------------
             ELECTRONICS -- 2.8%
     20,000  Alliance Semiconductor Corp.+                              100,000
      6,000  California Micro Devices Corp.+                             24,300
     16,000  CTS Corp.                                                  202,560
      9,100  George Risk Industries Inc.                                 68,705
    101,900  IntriCon Corp.+                                            703,110
      5,000  Methode Electronics Inc.                                    78,250
     20,000  SIRIT Inc.+                                                  7,885
        178  Trimble Navigation Ltd.+                                     5,745
      3,500  Zoran Corp.+                                                70,140
                                                                   ------------
                                                                      1,260,695
                                                                   ------------
             ENERGY AND UTILITIES: ELECTRIC -- 0.5%
        600  Maine & Maritimes Corp.+                                    16,110
      7,000  Unitil Corp.                                               190,400
                                                                   ------------
                                                                        206,510
                                                                   ------------
             ENERGY AND UTILITIES: INTEGRATED -- 2.4%
     25,000  Aquila Inc.+                                               102,250
     48,950  Florida Public Utilities Co.                               602,085
      6,000  MGE Energy Inc.                                            196,020
        800  Pardee Resources Co. Inc.                                  170,500
     95,200  Progress Energy Inc., CVO+                                  34,272
                                                                   ------------
                                                                      1,105,127
                                                                   ------------
             ENERGY AND UTILITIES: NATURAL GAS -- 2.1%
        500  Cascade Natural Gas Corp.                                   13,205
      4,000  Chesapeake Utilities Corp.                                 137,040
     15,000  Corning Natural Gas Corp.+                                 270,000
      2,000  EnergySouth Inc.                                           102,000
      1,000  Evergreen Energy Inc.+                                       6,030
     31,200  PetroCorp Escrow Shares+ (a)                                 1,872
     15,500  RGC Resources Inc.                                         430,125
      2,100  U.S. Energy Corp.+                                          11,298
                                                                   ------------
                                                                        971,570
                                                                   ------------
             ENERGY AND UTILITIES: SERVICES -- 2.6%
     12,500  Acergy SA, ADR                                             280,750
        950  Covanta Holding Corp.+                                      23,417
     52,000  RPC Inc.                                                   886,080
                                                                   ------------
                                                                      1,190,247
                                                                   ------------
             ENERGY AND UTILITIES: WATER -- 1.6%
      4,500  Artesian Resources Corp., Cl. A                             86,400
      1,500  BIW Ltd.                                                    34,050
      2,500  California Water Service Group                              93,725
      4,000  Consolidated Water Co. Ltd.                                117,240
      5,700  Middlesex Water Co.                                        109,497
      8,500  SJW Corp.                                                  283,050
                                                                   ------------
                                                                        723,962
                                                                   ------------
             ENTERTAINMENT -- 2.2%
     12,500  Canterbury Park Holding Corp.                              162,125
      1,802  Chestnut Hill Ventures+ (a)                                 82,024
     34,000  Dover Motorsports Inc.                                     206,040
     21,000  Jetix Europe NV+                                           520,133
        800  LodgeNet Entertainment Corp.+                               25,648
      2,000  Triple Crown Media Inc.+                                    18,640
                                                                   ------------
                                                                      1,014,610
                                                                   ------------
             ENVIRONMENTAL CONTROL -- 0.1%
     10,000  BioteQ Environmental Technologies Inc.+                     38,958
                                                                   ------------
             EQUIPMENT AND SUPPLIES -- 6.9%
    130,000  Baldwin Technology Co. Inc., Cl. A+                        783,900
     15,000  Capstone Turbine Corp.+                                     16,200
     21,500  Cherokee International Corp.+                              106,210
     12,000  Core Molding Technologies Inc.+                             85,800
     26,100  Fedders Corp.+                                               6,003
      1,000  Genoil Inc.+                                                   610
      3,500  Gerber Scientific Inc.+                                     40,670
      8,500  Gildemeister AG                                            166,698
      4,000  GrafTech International Ltd.+                                67,360
     20,000  Industrial Distribution Group Inc.+                        225,800
     19,000  L.S. Starrett Co., Cl. A                                   348,080
     20,000  Maezawa Kyuso Industries Co. Ltd.                          354,112
      7,500  Mine Safety Appliances Co.                                 328,200
     13,600  SL Industries Inc.+                                        237,728
      1,000  SRS Labs Inc.+                                               9,750
      5,700  The Eastern Co.                                            165,642
      5,500  TransAct Technologies Inc.+                                 32,945
      9,000  Vicor Corp.                                                119,070
        500  Watts Water Technologies Inc., Cl. A                        18,735
                                                                   ------------
                                                                      3,113,513
                                                                   ------------
             FINANCIAL SERVICES -- 14.1%
      1,000  Bank of Florida Corp.+                                      17,380
     14,000  Berkshire Bancorp Inc.                                     221,200
     25,000  Crazy Woman Creek Bancorp Inc.                             537,250
    196,000  Epoch Holding Corp.+                                     2,624,440
      6,000  Fidelity Southern Corp.                                    101,400
     30,300  Flushing Financial Corp.                                   486,618
      6,500  Fulton Financial Corp.                                      93,730
         10  Guaranty Corp., Cl. A+                                     160,250
     40,000  Integrity Mutual Funds Inc.+                                38,000
     70,000  Ladenburg Thalmann Financial Services Inc.+                161,000
      3,055  New York Community Bancorp Inc.                             51,996
      4,150  Northrim BanCorp Inc.                                      113,336
      2,200  Oritani Financial Corp.+                                    31,438
      6,400  Parish National Corp.                                      580,800
      9,167  Patriot National Bancorp Inc.                              201,491
      5,000  Provident New York Bancorp                                  67,550
      2,500  Seacoast Banking Corp. of Florida                           54,375
        116  Sunwest Bank+                                              328,280
     18,000  SWS Group Inc.                                             389,160
     10,000  Synergy Financial Group Inc.                               133,400
      1,000  TIB Financial Corp.                                         12,850
                                                                   ------------
                                                                      6,405,944
                                                                   ------------
             FOOD AND BEVERAGE -- 2.2%
      4,000  Boston Beer Co. Inc., Cl. A+                               157,400
      4,000  Genesee Corp., Cl. A+                                        8,300
     30,100  Genesee Corp., Cl. B+                                       64,715
        100  Hanover Foods Corp., Cl. A                                  10,988
      2,000  J & J Snack Foods Corp.                                     75,480
     28,000  Lifeway Foods Inc.+                                        316,120
     14,000  MGP Ingredients Inc.                                       236,600
      6,000  Rock Field Co. Ltd.                                         98,680
        400  Scheid Vineyards Inc., Cl. A+                               14,260
      1,000  The Inventure Group Inc.+                                    3,160
        100  Willamette Valley Vineyards Inc.+                              698
                                                                   ------------
                                                                        986,401
                                                                   ------------
             HEALTH CARE -- 10.4%
     24,000  AFP Imaging Corp.+                                          40,800
      2,000  Alpharma Inc., Cl. A                                        52,020
      6,500  Animal Health International Inc.+                           94,185
     13,000  Arkopharma                                                 316,708
     46,000  BioLase Technology Inc.+                                   279,220
     10,000  Boiron SA                                                  336,875
      1,000  Bruker BioSciences Corp.+                                    9,010
     16,500  Cholestech Corp.+                                          362,835
     96,000  Del Global Technologies Corp.+                             244,800
      3,000  DexCom Inc.+                                                24,570
     15,279  Exactech Inc.+                                             245,686
     14,000  Heska Corp.+                                                32,620
      8,600  I-Flow Corp.+                                              143,964
      1,000  ICU Medical Inc.+                                           42,940
     20,000  Lifecore Biomedical Inc.+                                  317,400
      2,500  Matrixx Initiatives Inc.+                                   52,325
     14,000  Neogen Corp.+                                              402,640
      2,500  NMT Medical Inc.+                                           29,700
      1,000  Orthofix International NV+                                  44,970
      5,000  Pain Therapeutics Inc.+                                     43,550
     20,000  Quidel Corp.+                                              351,200
     36,000  Regeneration Technologies Inc.+                            405,000
        400  Sirona Dental Systems Inc.+                                 15,132
     66,000  Sonic Innovations Inc.+                                    577,500
      1,000  ThermoGenesis Corp.+                                         2,760
      2,000  Tutogen Medical Inc.+                                       19,980
     11,000  United-Guardian Inc.                                       129,910
      3,000  Young Innovations Inc.                                      87,540
                                                                   ------------
                                                                      4,705,840
                                                                   ------------
             HOTELS AND GAMING -- 0.3%
      1,200  Cloverleaf Kennel Club, Cl. A+                               2,610
      4,000  Dover Downs Gaming & Entertainment Inc.                     60,040
      2,000  Florida Gaming Corp.+                                       57,900
                                                                   ------------
                                                                        120,550
                                                                   ------------
             MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 2.8%
     75,000  Cavalier Homes Inc.+                                       366,750
      9,000  Cavco Industries Inc.+                                     337,680
      9,000  Nobility Homes Inc.                                        189,270
     15,000  Palm Harbor Homes Inc.+                                    212,250
      6,000  Skyline Corp.                                              180,060
                                                                   ------------
                                                                      1,286,010
                                                                   ------------
             METALS AND MINING -- 0.1%
        500  Aber Diamond Corp.                                          19,155
    615,000  Royal Oak Mines Inc.+                                            0
      4,000  Uranium Resources Inc.+                                     44,120
                                                                   ------------
                                                                         63,275
                                                                   ------------
             MUTUAL FUNDS -- 1.0%
     24,000  MVC Capital Inc.                                           451,440
                                                                   ------------
             PAPER AND FOREST PRODUCTS -- 0.3%
        650  Keweenaw Land Association Ltd.                             144,950
                                                                   ------------
             PUBLISHING -- 0.6%
     90,000  PRIMEDIA Inc.+                                             256,500
                                                                   ------------
             REAL ESTATE -- 3.8%
      1,000  Bresler & Reiner Inc.                                       40,500
      6,000  Capital Properties Inc., Cl. A                             144,000
        350  Case Pomeroy & Co. Inc., Cl. A+ (a)                        649,250
         50  Case Pomeroy & Co. Inc., Cl. B+ (a)                         92,750
        400  CKX Lands Inc.                                               5,600
     15,500  Griffin Land & Nurseries Inc.+                             559,550
      3,000  Gyrodyne Co. of America Inc.                               172,350
        400  Holobeam Inc.+                                              20,650
      2,508  Royalty LLC+ (a)                                            19,925
                                                                   ------------
                                                                      1,704,575
                                                                   ------------
             RESTAURANTS -- 0.6%
     17,000  Nathan's Famous Inc.+                                      294,100
                                                                   ------------
             RETAIL -- 0.9%
      2,200  Bowlin Travel Centers Inc.+                                  4,070
     24,000  CoolBrands International Inc.+                              23,206
      1,200  Cost-U-Less Inc.+                                           13,152
     10,000  Movado Group Inc.                                          337,400
        400  Village Super Market Inc., Cl. A                            19,124
                                                                   ------------
                                                                        396,952
                                                                   ------------
             SPECIALTY CHEMICALS -- 1.8%
    267,226  General Chemical Group Inc.+                                 6,681
     30,000  Hawkins Inc.                                               463,500
      1,000  KMG Chemicals Inc.                                          26,430
     55,000  Omnova Solutions Inc.+                                     332,750
                                                                   ------------
                                                                        829,361
                                                                   ------------
             TELECOMMUNICATIONS -- 4.0%
      1,000  Ambient Corp.+                                                  52
      1,000  Applied Signal Technology Inc.                              15,610
     24,000  D&E Communications Inc.                                    440,160
      2,000  Electronic Systems Technology Inc.                           2,300
     14,000  HickoryTech Corp.                                          127,400
         80  Horizon Telecom Inc., Cl. A+                                 8,640
        350  Horizon Telecom Inc., Cl. B                                 33,075
      1,200  Lexcom Inc., Cl. B+                                         55,200
     27,000  New Ulm Telecom Inc.                                       354,510
      3,000  North Pittsburgh Systems Inc.                               63,750
     10,000  PNV Inc.+                                                       32
      1,000  Preformed Line Products Co.                                 48,010
      6,000  Shenandoah Telecommunications Co.                          304,980
     20,000  Stratos International Inc.+                                159,400
     33,000  Sycamore Networks Inc.+                                    132,660
      2,305  Virgin Media Inc.                                           56,173
                                                                   ------------
                                                                      1,801,952
                                                                   ------------
             TRANSPORTATION -- 0.3%
      5,900  Providence and Worcester Railroad Co.                      114,106
                                                                   ------------
             WIRELESS COMMUNICATIONS -- 0.9%
      9,000  Rural Cellular Corp., Cl. A+                               394,290
                                                                   ------------
             TOTAL COMMON STOCKS                                     41,009,411
                                                                   ------------
             PREFERRED STOCKS -- 1.5%
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.5%
     16,000  Jungheinrich AG Pfd.                                       677,810
                                                                   ------------
             CONVERTIBLE PREFERRED STOCKS -- 0.2%
             BUSINESS SERVICES -- 0.0%
        150  Interep National Radio Sales Inc.,
               4.000% Cv. Pfd., Ser. A+ (a)(b)(c)                         5,243
                                                                   ------------
             FOOD AND BEVERAGE -- 0.2%
      2,400  Seneca Foods Corp.,
               Cv. Pfd., Ser. 2003+                                      63,756
                                                                   ------------
             TOTAL CONVERTIBLE PREFERRED STOCKS                          68,999
                                                                   ------------
             WARRANTS -- 0.0%
             BROADCASTING -- 0.0%
         64  Granite Broadcasting Corp., Ser. A, expire 06/04/12+           318
         64  Granite Broadcasting Corp., Ser. B, expire 06/04/12+           222
                                                                   ------------
                                                                            540
                                                                   ------------
             BUSINESS SERVICES -- 0.0%
      1,666  Avalon Digital Marketing Systems Inc.,
               expire 11/11/11+ (a)(b)(c)                                     0
                                                                   ------------
             DIVERSIFIED INDUSTRIAL -- 0.0%
      3,780  WHX Corp., expire 02/28/08+                                    945
                                                                   ------------
             ENERGY AND UTILITIES: ELECTRIC -- 0.0%
      1,680  British Energy Group plc, expire 01/17/10+                  14,718
                                                                   ------------
             TOTAL WARRANTS                                              16,203
                                                                   ------------
 PRINCIPAL
   AMOUNT
 ---------

             U.S. GOVERNMENT OBLIGATIONS -- 7.8%
$ 3,532,000  U.S. Treasury Bills,
               4.272% to 4.886%++, 07/05/07 to 09/27/07               3,513,491
                                                                   ------------
             TOTAL INVESTMENTS -- 100.0%
               (Cost $30,145,271)                                  $ 45,285,914
                                                                   ============
             Aggregate book cost                                   $ 30,145,271
                                                                   ============
             Gross unrealized appreciation                         $ 17,562,682
             Gross unrealized depreciation                           (2,422,039)
                                                                   ------------
             Net unrealized appreciation (depreciation)            $ 15,140,643
                                                                   ============
-------
 (a) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2007, the market value of fair valued securities amounted to $876,564 or 1.94% of total investments.
 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the market value of Rule 144A securities amounted to $5,243 or 0.01% of total investments.
 (c) At June 30, 2007, the Fund held investments in restricted and illiquid securities amounting to $5,243 or 0.01 of total investments, which were valued under methods approved by the Board, as follows:
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 ADR American Depository Receipt
 CVO Contingent Value Obligation

               See accompanying notes to schedule of investments.

WESTWOOD EQUITY FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)
================================================================================

                                                                       MARKET
   SHARES                                                               VALUE
 ----------                                                           --------

             COMMON STOCKS -- 100.0%
             AVIATION: PARTS AND SERVICES -- 2.6%
     70,300  United Technologies Corp.                             $  4,986,379
                                                                   ------------
             BANKING -- 8.8%
     97,700  Bank of America Corp.                                    4,776,553
     92,733  Citigroup Inc.                                           4,756,275
     98,584  JPMorgan Chase & Co.                                     4,776,395
     55,000  Mellon Financial Corp.                                   2,420,000
                                                                   ------------
                                                                     16,729,223
                                                                   ------------
             BROKERAGE -- 1.3%
     28,500  Morgan Stanley                                           2,390,580
                                                                   ------------
             BUSINESS SERVICES -- 6.4%
     60,600  Accenture Ltd., Cl. A                                    2,599,134
    101,400  Automatic Data Processing Inc.                           4,914,858
     20,400  FedEx Corp.                                              2,263,788
     14,600  MasterCard Inc., Cl. A                                   2,421,702
                                                                   ------------
                                                                     12,199,482
                                                                   ------------
             COMMUNICATIONS EQUIPMENT -- 1.3%
     90,000  Cisco Systems Inc.+                                      2,506,500
                                                                   ------------
             COMPUTER HARDWARE -- 1.4%
     24,900  International Business Machines Corp.                    2,620,725
                                                                   ------------
             COMPUTER SOFTWARE AND SERVICES -- 6.2%
     82,500  Electronic Data Systems Corp.                            2,287,725
    157,000  Microsoft Corp.                                          4,626,790
    244,300  Oracle Corp.+                                            4,815,153
                                                                   ------------
                                                                     11,729,668
                                                                   ------------
             CONSUMER PRODUCTS -- 6.3%
     69,580  Altria Group Inc.                                        4,880,341
     73,600  Colgate-Palmolive Co.                                    4,772,960
     41,300  NIKE Inc., Cl. B                                         2,407,377
                                                                   ------------
                                                                     12,060,678
                                                                   ------------
             DIVERSIFIED INDUSTRIAL -- 5.4%
    131,100  General Electric Co.                                     5,018,508
     38,900  ITT Corp.                                                2,656,092
     24,400  Textron Inc.                                             2,686,684
                                                                   ------------
                                                                     10,361,284
                                                                   ------------
             ELECTRONICS -- 1.3%
     41,500  MEMC Electronic Materials Inc.+                          2,536,480
                                                                   ------------
             ENERGY AND UTILITIES: INTEGRATED -- 5.3%
     67,100  ConocoPhillips                                           5,267,350
     28,000  Dominion Resources Inc.                                  2,416,680
     29,000  McDermott International Inc.+                            2,410,480
                                                                   ------------
                                                                     10,094,510
                                                                   ------------
             ENERGY: NATURAL GAS -- 2.5%
     59,406  Apache Corp.                                             4,846,936
                                                                   ------------
             ENERGY: OIL -- 9.4%
     59,300  Exxon Mobil Corp.                                        4,974,084
     83,200  Marathon Oil Corp.                                       4,988,672
     85,935  Murphy Oil Corp.                                         5,107,976
     47,610  Occidental Petroleum Corp.                               2,755,667
                                                                   ------------
                                                                     17,826,399
                                                                   ------------
             ENTERTAINMENT -- 2.6%
    144,000  The Walt Disney Co.                                      4,916,160
                                                                   ------------
             FINANCIAL SERVICES -- 14.5%
     78,600  American Express Co.                                     4,808,748
     32,900  American International Group Inc.                        2,303,987
     33,600  Arch Capital Group Ltd.+                                 2,437,344
     14,600  BlackRock Inc.                                           2,286,214
     19,200  Franklin Resources Inc.                                  2,543,424
     48,800  Hartford Financial Services Group Inc.                   4,807,288
     53,300  Lazard Ltd., Cl. A                                       2,400,099
     75,600  The Allstate Corp.                                       4,650,156
     46,600  The Blackstone Group LP+                                 1,363,982
                                                                   ------------
                                                                     27,601,242
                                                                   ------------
             FOOD AND BEVERAGE -- 1.2%
     40,000  General Mills Inc.                                       2,336,800
                                                                   ------------
             HEALTH CARE -- 2.5%
    186,800  Pfizer Inc.                                              4,776,476
                                                                   ------------
             METALS AND MINING -- 3.8%
     20,600  Allegheny Technologies Inc.                              2,160,528
     61,400  Freeport-McMoRan Copper & Gold Inc.                      5,085,148
                                                                   ------------
                                                                      7,245,676
                                                                   ------------
             RETAIL -- 5.8%
    134,200  CVS Caremark Corp.                                       4,891,590
     60,800  Macy's Inc.                                              2,418,624
      7,075  Sears Holdings Corp.+                                    1,199,213
     63,100  The Home Depot Inc.                                      2,482,985
                                                                   ------------
                                                                     10,992,412
                                                                   ------------
             TELECOMMUNICATIONS -- 5.1%
    118,300  AT&T Inc.                                                4,909,450
    118,904  Verizon Communications Inc.                              4,895,278
                                                                   ------------
                                                                      9,804,728
                                                                   ------------
             TRANSPORTATION -- 1.4%
    119,200  Eagle Bulk Shipping Inc.                                 2,671,272
                                                                   ------------
             UTILITIES -- 4.9%
     62,500  Exelon Corp.                                             4,537,500
    106,500  PG&E Corp.                                               4,824,450
                                                                   ------------
                                                                      9,361,950
                                                                   ------------
             TOTAL COMMON STOCKS                                    190,595,560
                                                                   ------------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $158,594,294)                                  $190,595,560
                                                                   ============
             Aggregate book cost                                   $158,594,294
                                                                   ============
             Gross unrealized appreciation                         $ 32,510,869
             Gross unrealized depreciation                             (509,603)
                                                                   ------------
             Net unrealized appreciation (depreciation)            $ 32,001,266
                                                                   ============
-------
 +   Non-income producing security.

               See accompanying notes to schedule of investments.

WESTWOOD BALANCED FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)
================================================================================

                                                                       MARKET
   SHARES                                                               VALUE
 ----------                                                           --------

             COMMON STOCKS -- 61.8%
             AVIATION: PARTS AND SERVICES -- 1.6%
     35,000  United Technologies Corp.                             $  2,482,550
                                                                   ------------
             BANKING -- 5.3%
     47,700  Bank of America Corp.                                    2,332,053
     45,233  Citigroup Inc.                                           2,320,001
     48,096  JPMorgan Chase & Co.                                     2,330,251
     27,800  Mellon Financial Corp.                                   1,223,200
                                                                   ------------
                                                                      8,205,505
                                                                   ------------
             BROKERAGE -- 0.8%
     15,000  Morgan Stanley                                           1,258,200
                                                                   ------------
             BUSINESS SERVICES -- 4.0%
     31,000  Accenture Ltd., Cl. A                                    1,329,590
     52,900  Automatic Data Processing Inc.                           2,564,063
     10,300  FedEx Corp.                                              1,142,991
      7,100  MasterCard Inc., Cl. A                                   1,177,677
                                                                   ------------
                                                                      6,214,321
                                                                   ------------
             COMMUNICATIONS EQUIPMENT -- 0.8%
     45,000  Cisco Systems Inc.+                                      1,253,250
                                                                   ------------
             COMPUTER HARDWARE -- 0.8%
     12,400  International Business Machines Corp.                    1,305,100
                                                                   ------------
             COMPUTER SOFTWARE AND SERVICES -- 3.9%
     40,800  Electronic Data Systems Corp.                            1,131,384
     82,200  Microsoft Corp.                                          2,422,434
    123,380  Oracle Corp.+                                            2,431,820
                                                                   ------------
                                                                      5,985,638
                                                                   ------------
             CONSUMER PRODUCTS -- 3.8%
     34,020  Altria Group Inc.                                        2,386,163
     35,900  Colgate-Palmolive Co.                                    2,328,115
     20,100  NIKE Inc., Cl. B                                         1,171,629
                                                                   ------------
                                                                      5,885,907
                                                                   ------------
             DIVERSIFIED INDUSTRIAL -- 3.2%
     66,000  General Electric Co.                                     2,526,480
     18,590  ITT Corp.                                                1,269,325
     11,200  Textron Inc.                                             1,233,232
                                                                   ------------
                                                                      5,029,037
                                                                   ------------
             ELECTRONICS -- 0.8%
     20,400  MEMC Electronic Materials Inc.+                          1,246,848
                                                                   ------------
             ENERGY AND UTILITIES: INTEGRATED -- 3.4%
     34,700  ConocoPhillips                                           2,723,950
     13,600  Dominion Resources Inc.                                  1,173,816
     16,600  McDermott International Inc.+                            1,379,792
                                                                   ------------
                                                                      5,277,558
                                                                   ------------
             ENERGY: NATURAL GAS -- 1.8%
     33,655  Apache Corp.                                             2,745,911
                                                                   ------------
             ENERGY: OIL -- 6.4%
     36,500  Exxon Mobil Corp.                                        3,061,620
     45,230  Marathon Oil Corp.                                       2,711,991
     45,386  Murphy Oil Corp.                                         2,697,744
     24,400  Occidental Petroleum Corp.                               1,412,272
                                                                   ------------
                                                                      9,883,627
                                                                   ------------
             ENTERTAINMENT -- 1.5%
     69,800  The Walt Disney Co.                                      2,382,972
                                                                   ------------
             FINANCIAL SERVICES -- 8.4%
     38,300  American Express Co.                                     2,343,194
     16,100  American International Group Inc.                        1,127,483
     16,400  Arch Capital Group Ltd.+                                 1,189,656
      7,300  BlackRock Inc.                                           1,143,107
      9,400  Franklin Resources Inc.                                  1,245,218
     23,800  Hartford Financial Services Group Inc.                   2,344,538
     26,000  Lazard Ltd., Cl. A                                       1,170,780
     39,000  The Allstate Corp.                                       2,398,890
                                                                   ------------
                                                                     12,962,866
                                                                   ------------
             FOOD AND BEVERAGE -- 0.8%
     20,300  General Mills Inc.                                       1,185,926
                                                                   ------------
             HEALTH CARE -- 1.5%
     91,100  Pfizer Inc.                                              2,329,427
                                                                   ------------
             METALS AND MINING -- 2.6%
     12,000  Allegheny Technologies Inc.                              1,258,560
     34,400  Freeport-McMoRan Copper & Gold Inc.                      2,849,008
                                                                   ------------
                                                                      4,107,568
                                                                   ------------
             RETAIL -- 3.5%
     65,400  CVS Caremark Corp.                                       2,383,830
     29,870  Macy's Inc.                                              1,188,229
      3,441  Sears Holdings Corp.+                                      583,249
     30,900  The Home Depot Inc.                                      1,215,915
                                                                   ------------
                                                                      5,371,223
                                                                   ------------
             TELECOMMUNICATIONS -- 3.2%
     61,100  AT&T Inc.                                                2,535,650
     60,518  Verizon Communications Inc.                              2,491,526
                                                                   ------------
                                                                      5,027,176
                                                                   ------------
             TRANSPORTATION -- 0.7%
     51,500  Eagle Bulk Shipping Inc.                                 1,154,115
                                                                   ------------
             UTILITIES -- 3.0%
     30,600  Exelon Corp.                                             2,221,560
     51,900  PG&E Corp.                                               2,351,070
                                                                   ------------
                                                                      4,572,630
                                                                   ------------
             TOTAL COMMON STOCKS                                     95,867,355
                                                                   ------------

 PRINCIPAL
   AMOUNT
 ---------

             CORPORATE BONDS -- 9.1%
             BANKING -- 1.5%
$ 1,250,000  Bank of America Corp.,
               5.375%, 06/15/14                                       1,232,325
  1,125,000  Citigroup Inc.,
               6.500%, 01/18/11                                       1,161,098
                                                                   ------------
                                                                      2,393,423
                                                                   ------------
             BROKERAGE -- 1.0%
  1,450,000  The Goldman Sachs Group Inc.,
               6.650%, 05/15/09                                       1,483,234
                                                                   ------------
             COMPUTER HARDWARE -- 0.5%
    750,000  Hewlett-Packard Co.,
               3.625%, 03/15/08                                         740,650
                                                                   ------------
             DIVERSIFIED INDUSTRIAL -- 0.7%
  1,200,000  General Electric Co.,
               5.000%, 02/01/13                                       1,164,837
                                                                   ------------
             ENERGY: OIL -- 1.9%
  1,000,000  Anadarko Petroleum Corp.,
               5.760%, 09/15/09 (a)                                   1,001,403
  1,000,000  ChevronTexaco Capital Co.,
               3.375%, 02/15/08                                         988,612
  1,005,000  Occidental Petroleum Corp., MTN,
               4.250%, 03/15/10                                         977,538
                                                                   ------------
                                                                      2,967,553
                                                                   ------------
             FOOD AND BEVERAGE -- 0.6%
    950,000  Anheuser-Busch Cos. Inc.,
               4.375%, 01/15/13                                         889,555
                                                                   ------------
             REAL ESTATE INVESTMENT TRUSTS -- 1.1%
  1,600,000  Archstone-Smith Trust,
               7.200%, 03/01/13                                       1,680,672
                                                                   ------------
             RETAIL -- 0.8%
  1,250,000  Wal-Mart Stores Inc.,
               6.875%, 08/10/09                                       1,289,709
                                                                   ------------
             TELECOMMUNICATIONS -- 1.0%
  1,460,000  Verizon Communications Inc., Deb.,
               Insured by MBIA Inc.,
               6.460%, 04/15/08                                       1,473,476
                                                                   ------------
             TOTAL CORPORATE BONDS                                   14,083,109
                                                                   ------------
             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 16.5%
             FEDERAL HOME LOAN BANK -- 2.9%
  1,500,000    5.125%, 06/18/08                                       1,497,927
  1,500,000    4.625%, 11/21/08                                       1,488,034
  1,500,000    5.375%, 05/18/16                                       1,495,143
                                                                   ------------
                                                                      4,481,104
                                                                   ------------
             FEDERAL HOME LOAN MORTGAGE CORP. -- 5.2%
  2,000,000    3.500%, 09/15/07                                       1,992,658
  1,500,000    4.750%, 12/08/10                                       1,478,740
  1,250,000    5.125%, 07/15/12                                       1,244,299
  2,000,000    5.000%, 07/15/14                                       1,965,416
  1,500,000    5.250%, 04/18/16                                       1,482,510
                                                                   ------------
                                                                      8,163,623
                                                                   ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 8.4%
  2,000,000    4.250%, 07/15/07                                       1,999,716
  1,500,000    5.234%++, 08/08/07                                     1,492,137
  2,000,000    3.250%, 11/15/07                                       1,984,728
  1,500,000    4.625%, 01/15/08                                       1,494,112
  1,600,000    4.250%, 05/15/09                                       1,574,504
  1,500,000    4.250%, 08/15/10                                       1,460,114
  1,500,000    5.375%, 11/15/11                                       1,509,006
  1,500,000    5.000%, 04/15/15                                       1,465,979
                                                                   ------------
                                                                     12,980,296
                                                                   ------------
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                25,625,023
                                                                   ------------
             U.S. GOVERNMENT OBLIGATIONS -- 12.6%
             U.S. TREASURY BILLS -- 1.8%
  2,750,000  U.S. Treasury Bills, 4.976% to 5.097%++,
               08/23/07 to 09/06/07                                   2,728,451
                                                                   ------------
             U.S. TREASURY INFLATION INDEXED NOTES -- 1.0%
  1,500,000    0.875%, 04/15/10                                       1,554,691
                                                                   ------------
             U.S. TREASURY NOTES -- 9.8%
  2,000,000    3.375%, 02/15/08                                       1,980,470
  1,500,000    4.875%, 04/30/08                                       1,498,477
  1,500,000    4.875%, 08/31/08                                       1,498,127
  2,000,000    3.375%, 12/15/08                                       1,956,564
  1,250,000    4.875%, 02/15/12                                       1,248,829
  2,250,000    4.750%, 05/15/14                                       2,222,579
  1,500,000    4.000%, 02/15/15                                       1,405,079
  2,000,000    4.250%, 08/15/15                                       1,898,282
  1,500,000    5.125%, 05/15/16                                       1,508,907
                                                                   ------------
                                                                     15,217,314
                                                                   ------------
             TOTAL U.S. GOVERNMENT OBLIGATIONS                       19,500,456
                                                                   ------------
             TOTAL INVESTMENTS -- 100.0%
               (Cost $139,598,690)                                 $155,075,943
                                                                   ============
             Aggregate book cost                                   $139,598,690
                                                                   ============
             Gross unrealized appreciation                         $ 16,445,302
             Gross unrealized depreciation                             (968,049)
                                                                   ------------
             Net unrealized appreciation (depreciation)            $ 15,477,253
                                                                   ============
-------
(a)  Floating rate security. The rate disclosed is that in effect at
     June 30, 2007.
+    Non-income producing security.
++   Represents annualized yield at date of purchase.
MTN  Medium Term Note

               See accompanying notes to schedule of investments.

WESTWOOD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)
================================================================================

 PRINCIPAL                                                             MARKET
   AMOUNT                                                               VALUE
 ---------                                                            --------

             CORPORATE BONDS -- 47.9%
             BANKING -- 5.9%
$   300,000  Bank of America Corp.,
               5.375%, 06/15/14                                    $    295,758
    225,000  Citigroup Inc.,
               6.500%, 01/18/11                                         232,220
                                                                   ------------
                                                                        527,978
                                                                   ------------
             COMPUTER HARDWARE -- 3.6%
    325,000  Hewlett-Packard Co.,
               3.625%, 03/15/08                                         320,948
                                                                   ------------
             DIVERSIFIED INDUSTRIAL -- 2.7%
    250,000  General Electric Co.,
               5.000%, 02/01/13                                         242,674
                                                                   ------------

             ENERGY AND UTILITIES: NATURAL GAS -- 2.2%
    200,000  Apache Corp.,
               5.250%, 04/15/13                                         196,287
                                                                   ------------
             ENERGY AND UTILITIES: OIL -- 7.2%
    200,000  Anadarko Petroleum Corp.,
               5.760%, 09/15/09 (a)                                     200,280
    225,000  ChevronTexaco Capital Co.,
               3.375%, 02/15/08                                         222,438
    225,000  Occidental Petroleum Corp., MTN,
               4.250%, 03/15/10                                         218,852
                                                                   ------------
                                                                        641,570
                                                                   ------------
             FINANCIAL SERVICES -- 16.6%
    200,000  American Express Credit Corp., MTN,
               5.480%, 06/16/11 (a)                                     200,258
    260,000  International Bank for Reconstruction & Development,
               8.625%, 10/15/16                                         320,957
    275,000  Merrill Lynch & Co. Inc., MTN, Series C,
               5.000%, 01/15/15                                         260,840
    200,000  SLM Corp.,
               5.450%, 04/25/11                                         185,341
    225,000  The Bear Stearns Co. Inc.,
               2.875%, 07/02/08                                         219,185
    300,000  The Goldman Sachs Group Inc.,
               6.650%, 05/15/09                                         306,876
                                                                   ------------
                                                                      1,493,457
                                                                   ------------
             FOOD AND BEVERAGE -- 2.6%
    250,000  Anheuser-Busch Cos. Inc.,
               4.375%, 01/15/13                                         234,094
                                                                   ------------
             REAL ESTATE INVESTMENT TRUSTS -- 1.8%
    150,000  Archstone-Smith Trust,
               7.200%, 03/01/13                                         157,563
                                                                   ------------
             RETAIL -- 2.3%
    200,000  Wal-Mart Stores Inc.,
               6.875%, 08/10/09                                         206,353
                                                                   ------------
             TELECOMMUNICATIONS -- 1.4%
    125,000  Verizon Communications Inc., Deb.,
               Insured by MBIA Inc.,
               6.460%, 04/15/08                                         126,154
                                                                   ------------
             TRANSPORTATION -- 1.6%
    150,000  Burlington Northern Santa Fe Corp.,
               5.650%, 05/01/17                                         146,395
                                                                   ------------
             TOTAL CORPORATE BONDS                                    4,293,473
                                                                   ------------
             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 25.8%
             FEDERAL HOME LOAN BANK -- 4.7%
    175,000    3.875%, 01/15/10                                         169,695
    250,000    5.375%, 05/18/16                                         249,190
                                                                   ------------
                                                                        418,885
                                                                   ------------
             FEDERAL HOME LOAN MORTGAGE CORP. -- 5.0%
    200,000    3.500%, 09/15/07                                         199,266
    250,000    3.625%, 09/15/08                                         245,316
                                                                   ------------
                                                                        444,582
                                                                   ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 7.7%
    250,000    5.234%++, 08/08/07                                       248,689
    175,000    5.375%, 11/15/11                                         176,051
    140,658  Pool #745122,
                 5.500%, 09/01/20                                       138,921
    133,482  Pool #255554,
                 5.500%, 01/01/35                                       129,256
                                                                   ------------
                                                                        692,917
                                                                   ------------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 8.4%
      8,987  Pool #580871,
               6.500%, 12/15/31                                           9,176
     86,336  Pool #562288,
               6.000%, 12/15/33                                          86,113
    147,075  Pool #604946,
               5.500%, 01/15/34                                         143,009
    126,838  Pool #604970,
               5.500%, 01/15/34                                         123,332
    172,081  Pool #003747,
               5.000%, 08/20/35                                         162,261
    237,506  Pool #550728,
               5.500%, 11/15/35                                         230,807
                                                                   ------------
                                                                        754,698
                                                                   ------------
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                 2,311,082
                                                                   ------------
             U.S. GOVERNMENT OBLIGATIONS -- 26.3%
             U.S. TREASURY BILLS -- 2.2%
    200,000  U.S. Treasury Bill, 4.976%++, 08/23/07                     198,605
                                                                   ------------
             U.S. TREASURY INFLATION INDEXED NOTES -- 3.2%
    275,000   0.875%, 04/15/10                                          285,026
                                                                   ------------
             U.S. TREASURY NOTES -- 10.6%
    200,000   4.875%, 08/31/08                                          199,750
    275,000   4.750%, 05/15/14                                          271,649
    300,000   4.250%, 08/15/15                                          284,742
    200,000   5.125%, 05/15/16                                          201,188
                                                                   ------------
                                                                        957,329
                                                                   ------------
             U.S. TREASURY BONDS -- 10.3%
    250,000   7.125%, 02/15/23                                          300,196
    300,000   6.125%, 11/15/27                                          334,453
    275,000   5.500%, 08/15/28                                          285,377
                                                                   ------------
                                                                        920,026
                                                                   ------------
             TOTAL U.S. GOVERNMENT OBLIGATIONS                        2,360,986
                                                                   ------------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $9,113,077)                                    $  8,965,541
                                                                   ============
             Aggregate book cost                                   $  9,113,077
                                                                   ============
             Gross unrealized appreciation                         $     48,323
             Gross unrealized depreciation                             (195,859)
                                                                   ------------
             Net unrealized appreciation (depreciation)            $   (147,536)
                                                                   ============
-------
 (a) Floating rate security. The rate disclosed is that in effect at
     June 30, 2007.
++   Represents annualized yield at date of purchase.
MTN  Medium Term Note

               See accompanying notes to schedule of investments.

WESTWOOD SMALLCAP EQUITY FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)
================================================================================

                                                                       MARKET
   SHARES                                                               VALUE
 ----------                                                           --------

             COMMON STOCKS -- 100.0%
             AEROSPACE -- 4.5%
      4,500  Moog Inc., Cl. A+                                     $    198,495
      5,100  Teledyne Technologies Inc.+                                234,345
                                                                   ------------
                                                                        432,840
                                                                   ------------
             BUILDING AND CONSTRUCTION -- 7.5%
      5,200  Layne Christensen Co.+                                     212,940
      1,800  NCI Building Systems Inc.+                                  88,794
      2,600  The Genlyte Group Inc.+                                    204,204
      2,800  Washington Group International Inc.+                       224,028
                                                                   ------------
                                                                        729,966
                                                                   ------------
             BUSINESS SERVICES -- 4.3%
      4,800  Macquarie Infrastucture Co. LLC                            199,104
      4,400  URS Corp.+                                                 213,620
                                                                   ------------
                                                                        412,724
                                                                   ------------
             COMPUTER SOFTWARE AND SERVICES -- 5.8%
      2,300  Hurco Cos. Inc.+                                           114,954
      6,500  ManTech International Corp., Cl. A+                        200,395
      7,400  SI International Inc.+                                     244,348
                                                                   ------------
                                                                        559,697
                                                                   ------------
             CONSUMER PRODUCTS -- 6.8%
      4,100  Alberto-Culver Co.                                          97,252
      8,500  Knoll Inc.                                                 190,400
      4,800  Maidenform Brands Inc.+                                     95,328
      6,900  The Warnaco Group Inc.+                                    271,446
                                                                   ------------
                                                                        654,426
                                                                   ------------
             DIVERSIFIED INDUSTRIAL -- 2.3%
      2,700  Kennametal Inc.                                            221,481
                                                                   ------------
             ELECTRONICS -- 4.3%
      9,050  Benchmark Electronics Inc.+                                204,711
      9,600  LoJack Corp.+                                              213,984
                                                                   ------------
                                                                        418,695
                                                                   ------------
             ENERGY AND UTILITIES -- 10.8%
      7,100  Cleco Corp.                                                173,950
      5,400  Foundation Coal Holdings Inc.                              219,456
      5,700  Oil States International Inc.+                             235,638
      2,400  Penn Virginia Corp.                                         96,480
     11,400  Superior Offshore International Inc.+                      207,480
      1,800  Unit Corp.+                                                113,238
                                                                   ------------
                                                                      1,046,242
                                                                   ------------
             EQUIPMENT AND SUPPLIES -- 1.7%
      2,800  Middleby Corp.+                                            167,496
                                                                   ------------
             FINANCIAL SERVICES -- 12.0%
      7,200  Boston Private Financial Holdings Inc.                     193,464
      6,100  Cathay General Bancorp                                     204,594
      3,400  IPC Holdings Ltd.                                          109,786
      2,800  KBW Inc.+                                                   82,264
     10,500  SeaBright Insurance Holdings Inc.+                         183,540
      6,700  Sterling Financial Corp.                                   193,898
      3,400  Stifel Financial Corp.+                                    200,226
                                                                   ------------
                                                                      1,167,772
                                                                   ------------
             FOOD AND BEVERAGE -- 2.0%
      5,100  J & J Snack Foods Corp.                                    192,474
                                                                   ------------
             HEALTH CARE -- 1.6%
     18,900  Five Star Quality Care Inc.+                               150,822
                                                                   ------------
             HOTELS AND GAMING -- 4.3%
      9,200  Marcus Corp.                                               218,592
      3,700  Orient-Express Hotels Ltd., Cl. A                          197,580
                                                                   ------------
                                                                        416,172
                                                                   ------------
             METALS AND MINING -- 4.9%
      9,100  Claymont Steel Holdings Inc.+                              194,649
      5,500  Northwest Pipe Co.+                                        195,635
      1,100  RTI International Metals Inc.+                              82,907
                                                                   ------------
                                                                        473,191
                                                                   ------------
             REAL ESTATE -- 9.8%
      6,600  Getty Realty Corp.                                         173,448
      4,100  LaSalle Hotel Properties                                   178,022
      4,700  Lexington Realty Trust                                      97,760
      2,600  Maguire Properties Inc.                                     89,258
      4,100  Post Properties Inc.                                       213,733
      7,100  Sunstone Hotel Investors Inc.                              201,569
                                                                   ------------
                                                                        953,790
                                                                   ------------
             RETAIL -- 4.1%
      9,700  CKE Restaurants Inc.                                       194,679
      3,900  The Children's Place Retail Stores Inc.+                   201,396
                                                                   ------------
                                                                        396,075
                                                                   ------------
             SPECIALTY CHEMICALS -- 2.3%
     15,700  Tronox Inc., Cl. A                                         225,766
                                                                   ------------
             TELECOMMUNICATIONS -- 4.1%
     14,076  General Communication Inc., Cl. A+                         180,314
      9,700  Iowa Telecommunications Services Inc.                      220,481
                                                                   ------------
                                                                        400,795
                                                                   ------------
             TRANSPORTATION -- 6.9%
      8,000  Arlington Tankers Ltd.                                     229,440
      6,000  Genco Shipping & Trading Ltd.                              247,560
      5,700  Horizon Lines Inc., Cl. A                                  186,732
                                                                   ------------
                                                                        663,732
                                                                   ------------
             TOTAL COMMON STOCKS                                      9,684,156
                                                                   ------------
             TOTAL INVESTMENTS -- 100.0%
               (Cost $8,091,326)                                   $  9,684,156
                                                                   ============

             Aggregate book cost                                   $  8,091,326
                                                                   ============

             Gross unrealized appreciation                         $  1,765,852
             Gross unrealized depreciation                             (173,022)
                                                                   ------------
             Net unrealized appreciation (depreciation)            $  1,592,830
                                                                   ============
-------
 +   Non-income producing security.

               See accompanying notes to schedule of investments.

WESTWOOD INCOME FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)
================================================================================

                                                                       MARKET
   SHARES                                                               VALUE
 ----------                                                           --------
             COMMON STOCKS -- 27.5%
             BANKING -- 3.2%
      6,900  Bank of America Corp.                                 $    337,341
      3,300  Citigroup Inc.                                             169,257
                                                                   ------------
                                                                        506,598
                                                                   ------------
             BUSINESS SERVICES -- 2.1%
      8,200  Macquarie Infrastucture Co. LLC                            340,136
                                                                   ------------
             ENERGY AND UTILITIES: NATURAL GAS -- 3.0%
      8,800  Enterprise Products Partners LP                            279,928
      5,363  Universal Compression Partners LP                          196,232
                                                                   ------------
                                                                        476,160
                                                                   ------------
             ENERGY AND UTILITIES: OIL -- 1.5%
      4,900  BreitBurn Energy Partners LP                               167,090
      2,100  Teekay Offshore Partners LP                                 71,610
                                                                   ------------
                                                                        238,700
                                                                   ------------
             FINANCIAL SERVICES -- 1.1%
      2,000  AllianceBernstein Holding LP                               174,180
                                                                   ------------
             FOOD AND BEVERAGE -- 1.1%
      6,095  Reddy Ice Holdings Inc.                                    173,829
                                                                   ------------
             HEALTH CARE -- 2.1%
     13,300  Pfizer Inc.                                                340,081
                                                                   ------------
             METALS AND MINING -- 1.9%
      9,700  Penn Virginia Resource Partners LP                         301,670
                                                                   ------------
             PUBLISHING -- 1.0%
      8,600  GateHouse Media Inc.                                       159,530
                                                                   ------------
             REAL ESTATE INVESTMENT TRUSTS -- 3.9%
      6,100  Getty Realty Corp.                                         160,308
     10,500  Healthcare Realty Trust Inc.                               291,690
      4,082  Rayonier Inc.                                              184,262
                                                                   ------------
                                                                        636,260
                                                                   ------------
             TRANSPORTATION -- 6.6%
     13,100  Arlington Tankers Ltd.                                     375,708
     22,400  Double Hull Tankers Inc.                                   349,216
      9,200  Teekay LNG Partners LP                                     331,936
                                                                   ------------
                                                                      1,056,860
                                                                   ------------
             TOTAL COMMON STOCKS                                      4,404,004
                                                                   ------------
             PREFERRED STOCKS -- 18.3%
             BROADCASTING -- 1.9%
     12,000  CBS Corp., 7.250% Pfd.                                     301,320
                                                                   ------------
             FINANCIAL SERVICES -- 14.3%
     12,000  Bank One Capital Trust VI, 7.200% Pfd.                     304,920
     13,500  Barclays Bank plc, 6.625% Pfd., Ser. 2                     344,925
      6,000  Fannie Mae, 7.495% Pfd., Ser. O (a)                        312,563
     14,300  General Electric Capital Corp., 5.875% Pfd.                337,623
     13,700  Lehman Brothers Holdings Inc.,
               6.070% Pfd., Ser. G (a)                                  350,172
     13,400  Metlife Inc., 6.360% Pfd., Ser. A (a)                      349,070
     11,900  Wells Fargo Capital Trust IV, 7.000% Pfd.                  299,285
                                                                   ------------
                                                                      2,298,558
                                                                   ------------
             REAL ESTATE INVESTMENT TRUSTS -- 2.1%
     14,300  Public Storage Inc., 6.625% Pfd., Ser. M                   341,770
                                                                   ------------
             TOTAL PREFERRED STOCKS                                   2,941,648
                                                                   ------------
             CONVERTIBLE PREFERRED STOCKS -- 6.6%
             ENERGY AND UTILITIES: INTEGRATED -- 2.1%
      5,100  Entergy Corp., 7.625% Cv. Pfd.                             335,529
                                                                   ------------
             FINANCIAL SERVICES -- 3.2%
        500  Alleghany Corp., 5.750% Cv. Pfd.                           187,875
     12,500  Lehman Brothers Holdings Inc.,
               6.250% Cv. Pfd., Ser. GIS                                338,250
                                                                   ------------
                                                                        526,125
                                                                   ------------
             METALS AND MINING -- 1.3%
      1,600  Freeport-McMoRan Copper & Gold Inc.,
               6.750% Cv. Pfd.                                          205,600
                                                                   ------------
             TOTAL CONVERTIBLE PREFERRED STOCKS                       1,067,254
                                                                   ------------

 PRINCIPAL
   AMOUNT
 ---------

             CORPORATE BONDS -- 4.4%
             ENERGY AND UTILITIES: OIL -- 1.9%
$   300,000  Anadarko Petroleum Corp.,
               5.760%, 09/15/09 (a)                                     300,421
                                                                   ------------
             FINANCIAL SERVICES -- 1.6%
    250,000  American Express Credit Corp., MTN,
               5.480%, 06/16/11 (a)                                     250,322
                                                                   ------------
             METALS AND MINING -- 0.9%
    140,000  Freeport-McMoRan Copper & Gold Inc.,
               8.564%, 04/01/15 (a)                                     147,000
                                                                   ------------
             TOTAL CORPORATE BONDS                                      697,743
                                                                   ------------
             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 18.6%
             FEDERAL HOME LOAN BANK -- 7.7%
    375,000    4.625%, 01/18/08                                         373,508
    325,000    5.125%, 06/18/08                                         324,551
    550,000    4.625%, 11/21/08                                         545,612
                                                                   ------------
                                                                      1,243,671
                                                                   ------------
             FEDERAL HOME LOAN MORTGAGE CORP. -- 3.1%
    500,000    3.625%, 09/15/08                                         490,633
                                                                   ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 7.8%
    350,000    4.250%, 07/15/07                                         349,885
    550,000    5.234%++, 08/08/07                                       547,117
    350,000    3.250%, 11/15/07                                         347,327
                                                                   ------------
                                                                      1,244,329
                                                                   ------------
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                 2,978,633
                                                                   ------------
             U.S. GOVERNMENT OBLIGATIONS -- 24.6%
             U.S. TREASURY BILLS -- 4.3%
    700,000  U.S. Treasury Bill, 4.854%++, 11/15/07                     687,603
                                                                   ------------
             U.S. TREASURY NOTES -- 20.3%
    375,000    3.625%, 06/30/07                                         375,000
    550,000    4.250%, 10/31/07                                         549,012
    550,000    3.375%, 02/15/08                                         544,630
    325,000    4.875%, 04/30/08                                         324,670
    325,000    4.875%, 05/31/08                                         324,797
    550,000    4.875%, 08/31/08                                         549,313
    600,000    3.375%, 12/15/08                                         586,969
                                                                   ------------
                                                                      3,254,391
                                                                   ------------
             TOTAL U.S. GOVERNMENT OBLIGATIONS                        3,941,994
                                                                   ------------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $15,451,889)                                   $ 16,031,276
                                                                   ============
             Aggregate book cost                                   $ 15,451,889
                                                                   ============
             Gross unrealized appreciation                         $    765,839
             Gross unrealized depreciation                             (186,452)
                                                                   ------------
             Net unrealized appreciation (depreciation)            $    579,387
                                                                   ============
-------
 (a) Floating rate security. The rate disclosed is that in effect at
     June 30, 2007.
++   Represents annualized yield at date of purchase.
MTN  Medium Term Note

               See accompanying notes to schedule of investments.

THE WESTWOOD FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)
================================================================================

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

2. TAX INFORMATION. The following summarizes capital loss carryforwards and expiration dates for each Fund at September 30, 2006:

       EXPIRING IN     MIGHTY MITES[SM]  EQUITY  BALANCED   INTERMEDIATE     SMALLCAP    INCOME
       FISCAL YEAR          FUND          FUND     FUND      BOND FUND     EQUITY FUND    FUND
  --------------------------------------------------------------------------------------------------
           2010              -             -        -                -     $3,418,946      -
           2011              -             -        -                -      4,845,486      -
           2012              -             -        -                -              -      -
           2013              -             -        -                -              -      -
           2014              -             -        -           $3,903              -      -

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Westwood Funds
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                          Bruce N. Alpert, Principal Executive Officer


Date   August 24, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date   August 24, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date   August 24, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.